Share Purchase Warrants (Summary Of Warrant Transactions) (Details) (Share purchase warrants, USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Share purchase warrants
Number Of Warrants
Balance, beginning of period
Granted	3,250,000
Exercised
Expired
Balance, end of period	3,250,000
Weighted Average Exercise Price
Balance, beginning of period
Granted	$ 0.73
Exercised
Expired
Balance, end of period	$ 0.73